CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowance for doubtful accounts | $	$ 1,063	$ 1,035
Ordinary shares, shares authorized	120,000,000	120,000,000
Ordinary shares, shares issued	76,157,506	69,548,450
Ordinary shares, shares outstanding	75,811,487	69,202,431
Treasury shares	346,019	346,019